Shareholder's Equity - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended				0 Months Ended	1 Months Ended
	Apr. 05, 2011	Mar. 30, 2011	Mar. 23, 2011	Mar. 11, 2011	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Apr. 05, 2011 Private Placement	Nov. 30, 2011 Public Offering	Dec. 31, 2011 Underwriters	Dec. 31, 2013 Quantum Pacific Gibraltar Limited
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized						5,000,000,000	5,000,000,000	2,000,000
Common stock, shares issued						224,100,000	224,100,000	1,900,000
Common stock, par value						$ 0.01	$ 0.01	$ 0.001
Common shares issued value				$ 50,000
Common shares issued		145,000,000		50,000	7,200,000				60,000,000	6,000,000	900,000
Conversion of related-party loan into equity			142,800,000
Common shares issued, stock split		5,000,000
Shares authorized value		50,000,000
Proceeds from issuance of private placement	575,500,000
Proceeds from issuance of initial public offering					$ 50,300,000
Common stock, shares outstanding						217,035,000	216,902,000
Percentage of outstanding shares												69.10%